STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of minimum allocation to fund general reserve funds, after tax profits	10.00%
Percentage of maximum allocation to fund general reserve funds, reserve registered capital	50.00%
Amount of appropriations to reserves	¥ 0	¥ 0
Paid-in capital, capital reserve and statutory reserves not available for distribution	17,073,166	16,233,665
Statutory reserve fund	¥ 915,669	¥ 583,287